Consolidated Balance Sheets - as of December 31, 2010 (USD $)	Dec. 31, 2010	Dec. 31, 2009
Current assets
Cash	$ 1,278	$ 766
Accounts receivable (net of allowance for doubtful accounts of $0 and $260,577 respectively	49,522	2,259
Inventory	51,618
Prepaid expenses		5,000
Supplier advances		29,576
Total current assets	102,418	37,601
Property and equipment, net	15,309	56,024
Other assets
Capitalized research and development costs (net of accumulated amortization of $548,056 and $367,210 respectively)	92,613	273,458
Escrow deposits	25,000	100,000
Security deposits	4,521	4,521
Total other assets	122,134	377,979
Total assets	239,861	471,604
Current liabilities
Bank overdraft		5,207
Loans payable	793,327	671,930
Loans payable - related party	695,230	607,206
Accounts payable and accrued expenses	813,411	655,494
Accrued payroll and related liabilities	1,663,700	1,123,410
Total liabilities	3,965,668	3,063,247
Commitments and contingencies
Common stock value	110,954
Additional paid-in capital	7,176,106
Accumulated deficit	(10,781,919)
Total East Coast Diversified stockholders' deficit	(3,494,859)
Noncontrolling interest	(230,948)
Total stockholders' deficit	(3,725,807)
Total liabilities and stockholders' deficit	239,861
Pre Merger [Member]
Current liabilities
Common stock value		1,360,642
Post Merger [Member]
Current liabilities
Common stock value	110,954
Additional paid-in capital	7,176,106	4,946,622
Accumulated deficit	(10,781,919)	(8,898,907)
Total East Coast Diversified stockholders' deficit	(3,494,859)	(2,591,643)
Noncontrolling interest	(230,948)
Total stockholders' deficit	(3,725,807)	(2,591,643)
Total liabilities and stockholders' deficit	$ 239,861	$ 471,604